WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
WARRANTS
Schedule of Warrants
Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	2.7 to 10.0
Risk-free interest rate	0.23% to 0.81%
Expected volatility	92.93% to 98.81%
Common stock price	$11.5000 to $17.0000

Schedule of fair value of warrants
Outstanding at December 31, 2020	152,738
Issuances	441,255
Exercises	(43,167)
Anti-Dilution/Modification	-
Forfeitures/cancellations	(69,475)
Outstanding at September 30, 2021	481,351
Weighted Average Price at September 30, 2021	$13.2809